Document and Entity Information	Oct. 27, 2025
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2025
Entity File Number	001-34073
Entity Registrant Name	HUNTINGTON BANCSHARES INC /MD/
Entity Central Index Key	0000049196
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	31-0724920
Entity Address, Address Line One	41 South High Street
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43287
City Area Code	614
Local Phone Number	480-2265
Entity Emerging Growth Company	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Depositary Shares (each representing a 1/40th interest in a share of 4.500% Series H Non-Cumulative, perpetual preferred stock) [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/40th interest in a share of 4.500% Series H Non-Cumulative, perpetual preferred stock)
Trading Symbol	HBANP
Security Exchange Name	NASDAQ
Depositary Shares (each representing a 1/1000th interest in a share of 5.70% Series I Non-Cumulative, perpetual preferred stock) [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/1000th interest in a share of 5.70% Series I Non-Cumulative, perpetual preferred stock)
Trading Symbol	HBANM
Security Exchange Name	NASDAQ
Depositary Shares (each representing a 1/40th interest in a share of 6.875% Series J Non-Cumulative, perpetual preferred stock) [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/40th interest in a share of 6.875% Series J Non-Cumulative, perpetual preferred stock)
Trading Symbol	HBANL
Security Exchange Name	NASDAQ
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock-Par Value $0.01 per Share
Trading Symbol	HBAN
Security Exchange Name	NASDAQ